Document and Entity Information	Oct. 28, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-39253
Entity Registrant Name	Opendoor Technologies Inc.
Entity Central Index Key	0001801169
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1318214
Entity Address, Address Line One	1295 West Washington Street, Suite 115
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	480
Local Phone Number	618-6760
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Series K Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $9.00 per warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series K Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $9.00 per warrant
Trading Symbol	OPENW
Security Exchange Name	NASDAQ
Series A Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $13.00 per warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $13.00 per warrant
Trading Symbol	OPENL
Security Exchange Name	NASDAQ
Series Z Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $17.00 per warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series Z Warrants, each whole warrant exercisable to purchase one share of common stock at an exercise price of $17.00 per warrant
Trading Symbol	OPENZ
Security Exchange Name	NASDAQ